PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2018
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 5:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2018	2017
Cost:
Computers and peripheral equipment	$2,992	$2,521
Office furniture and equipment	863	762
Leasehold improvements	596	486

	4,451	3,769

Accumulated depreciation	3,023	2,482

Property and equipment, net	$1,428	$1,287

As for charges on the Company's property and equipment, see Note 7.